Apr. 29, 2025
Venerable Intermediate Corporate Bond Index Fund
Investment Objective

  The Venerable Intermediate Corporate Bond Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures investment grade intermediate-term corporate bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.23%	0.23%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.13%	0.13%
Total Annual Operating Expenses	0.66%	0.36%

[1]  Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$67	$211
Class I	$37	$116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures investment grade corporate bonds traded in the U.S. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the Bloomberg U.S. Credit Corp 5-10 Year Index (the "Index"), a widely recognized benchmark that measures the performance of U.S. investment grade, fixed-rate, taxable corporate bonds with five to ten years left to maturity.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund will generally employ a stratified sampling approach to build a portfolio whose broad characteristics match those of the Index without purchasing every security in that Index. The Fund's stratified sampling approach seeks to match the return and other characteristics of the Index by selecting a representative sample of component securities for the Fund based on the characteristics of the Index and the particular securities, such as interest rate sensitivity, credit quality and sector diversification. The Fund expects to invest in 250 to 350 securities. The Fund's securities holdings may differ from those represented in the Index.

The Fund pursues a strategy of being fully invested by exposing its cash to the performance of the Index by purchasing index futures contracts, which are derivatives.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the Index is so concentrated.

The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"); however, the Fund may become non-diversified solely as a result of changes in the composition of the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.